April 27, 2007

Andrew Schoeffler, Staff Attorney
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Juniper Group, Inc.
Amendment No. 5 to Registration Statement on Form SB-2
Filed March 20, 2007
File No. 333-131730

Dear Mr. Schoeffler:

Enclosed for filing is the Company’s amended Registration Statement on Form SB-2. Below please find our responses to your April 17, 2007 comment letter:

Financial Statements

Years Ended December 31. 2005 and 2004

Notes to Consolidated Financial Statements

Note 14 - Business Segment Information, page F-19

1.
We have reviewed your response to comment 13. You disclose corporate and other expenses of $1,307,396 in 2006 and $3,161,352 in 2005. Since these amounts are material in relation to your operating loss for 2006 and 2005, please disclose and quantify the types of expenses included in the corporate and other line item. Please also disclose whether any of these expenses included in corporate and other are classified as selling, general and administrative expenses in your statement of operations.

Response

We have added a table to Note 14 which discloses the components of the corporate and other expenses and indicates which expenses are components of selling, general and administrative expenses on our statement of operations.

Note 17 - Business Segment Information, page F-20

2.
In your note 15 you disclose a net loss of $871,037 in your second quarter of  2005. However, you disclosed restated met income of $869,516 in your second quarter of 2005. There appears to be a similar discrepancy with the third quarter of 2005. Please revise to ensure these amounts are consistent

Mission Bay Office Plaza, 20283 State Road, Suite 400, Boca Raton, Florida 33498

Phone: (561) 482-9327 Fax: (561) 482-9328

Response

We have revised our disclosures in note 17 as well as our presentation of the restated amounts in Management’s Discussion and Analysis Or Plan of Operations for purposes of consistency.

3.
In your note 15 you disclose basic and diluted net loss per share of $0.326 for 2005. However, you disclosed a restated basic and diluted net loss of $0.28 for 2005. Please revise to ensure these amounts are consistent.

Response

We have revised our disclosures in note 17 as well as our presentation of the restated amounts in Management’s Discussion and Analysis Or Plan of Operations for purposes of consistency.

4.	In note 15 you disclose net losses in the first and second quarter that do not agree with the restated amounts per note 17. Please revise to ensure these amounts are consistent.

Response

We have revised our disclosures in note 17 as well as our presentation of the restated amounts in Management’s Discussion and Analysis Or Plan of Operations for purposes of consistency.

In connection with the foregoing responses we hereby acknowledge the following on behalf of the Company:

o	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;
o	Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
o	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Mission Bay Office Plaza, 20283 State Road, Suite 400, Boca Raton, Florida 33498

Phone: (561) 482-9327 Fax: (561) 482-9328

***
Should you have any further questions, please do not hesitate to contact the undersigned at (516)829-4670.

Sincerely,

/s/Vlado P. Hreljanovic
President

Mission Bay Office Plaza, 20283 State Road, Suite 400, Boca Raton, Florida 33498

Phone: (561) 482-9327 Fax: (561) 482-9328